Earnings (Loss) Per Share (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Mar. 31, 2025 CAD ($) $ / shares shares	Mar. 31, 2024 CAD ($) $ / shares shares	Dec. 01, 2024 shares
Earnings per share [line items]
Net earnings (loss) | $	$ 1,295	$ (16,660)
Weighted average number of shares outstanding, basic (in shares)	96,313,316	95,527,385
Weighted average number of shares outstanding, diluted (in shares)	96,313,316	95,527,385
Basic earnings (loss) per share (in CAD per share) | $ / shares	$ 0.01	$ (0.17)
Diluted earnings (loss) per share (in CAD per share) | $ / shares	$ 0.01	$ (0.17)
XRM Vision Inc. | Subordinate Voting Shares
Earnings per share [line items]
Number of instruments issued (in shares)			1,724,550
Other consideration | XRM Vision Inc. | Subordinate Voting Shares
Earnings per share [line items]
Number of instruments issued (in shares)			1,724,553